Management's Plans of Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 14 - Management's Plans for Operations

  The Company has incurred a loss from operations of $7,864,239 and a net loss of $7,894,984 for the year ended December 31, 2011, and a net loss of $2,051,676 for the year ended January 1, 2011.  One of the factors that contributed to this increase in loss was an increase in share-based compensation expense.  The Company’s share-based compensation expense increased to $2,969,150 for the year ended December 31, 2011 from $1,262,071 for the year ended January 1, 2011.  This large increase in share-based compensation expense was largely due to stock options that were granted following consummation of the 2010 Private Placement and was also the result of the Company issuing restricted stock to certain employees and consultants.  The Company will continue to incur significant share-based compensation expenses over the next two years.  In addition, sales and marketing expenses increased to $2,539,252 for the twelve month period ended December 31, 2011 from $1,085,510 for the twelve month period ended January 1, 2011, which contributed to the increase in loss.  The increase in sales and marketing expenses was largely due to the Company’s increased marketing efforts for the Company’s line of proprietary ingredients, including the launch of the Company’s new dietary supplement product line BluScience which is based on the ingredient pTeroPure.  For the launch of BluScience, we not only expanded our sales and marketing staff, but also incurred significant additional expenses in advertising, public relations, professional consulting and tradeshows compared to previous periods.  Another factor that contributed to this increase in loss was the expansion of the Company’s executive management and administrative staff in support of launch of BluScience and pTeroPure.  Wages, benefits and payroll taxes for executive management and administrative staff increased to $1,699,644 for the twelve month period ended December 31, 2011 from $1,146,190 for the twelve month period ended January 1, 2011.

Management has also implemented additional strategic operational structure changes, which it believes will allow the Company to achieve profitability with future growth without incurring significant additional overhead costs.  Management’s anticipation of future growth is largely related to the new line of proprietary ingredients offered by the Company and the demand for retail products containing these ingredients.    The Company has also expanded its marketing plan to market to the pharmaceutical and cosmetic sectors to support the Company’s reference standards, analytical services and discovery libraries product lines.

Subsequent to the period ended December 31, 2011, the Company entered into a definitive agreement with investors in a registered direct offering and sold 9,966,666 shares of common stock at a price per share of $0.75 for gross proceeds of $7,475,000, or $6,739,498 after deducting offering costs.  In addition, the Company entered into an agreement with investors including several members of the Company’s management and sold 4,933,329 restricted shares of common stock at a price per share of $0.75 for gross proceeds of $3,699,997, or $3,330,740 after deducting offering costs.  More information regarding these capital raises is set forth in Note 15.  The Company anticipates the capital raised from these transactions will be sufficient to implement its current business plan through the end of December, 2012.  However, if the Company determines that it needs additional financing to further enable its long-term strategic objectives, there can be no assurance that it will be available on terms favorable to it or at all.  If adequate financing is not available, the Company may have to delay, postpone or terminate product and service expansion and curtail general and administrative operations in order to maintain sufficient operating capital after December, 2012.  The inability to raise additional financing may have a material adverse effect on the future performance of the Company.